CONCENTRATION AND RISK (Tables)	12 Months Ended
Dec. 31, 2020
CONCENTRATION AND RISK
Schedule of Concentration risk information about customer

The following tables summarized the information about the Company’s concentration of customers for the years ended December 31, 2020, 2019 and 2018, respectively:

	For the Year Ended December 31,
	2020	2019	2018
Customer
A	*	*	33%
B	*	*	17%
C	*	*	14%
D	*	*	11%
G	21%	99%	*
H	79%	*	*

Schedules of Concentration of Risk, by Risk Factor

The following tables summarized the information about the Company’s concentration of suppliers for the years ended December 31, 2020, 2019 and 2018, respectively:

	For the Year Ended December 31,
	2020	2019	2018
Supplier
L	83%
P	17%	100%	*
J	*	*	60%
K	*	*	16%